Other Income (Tables)	6 Months Ended
Jun. 30, 2022
Other Income [Abstract]
Other income

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Grant income	436	340	871	541
R&D expenditure credits	1,081	469	2,079	711
	1,517	809	2,950	1,252